Concentrations (Details) - Customer Concentration Risk [Member] - Two Customers [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Revenue Benchmark [Member]
Concentrations [Line Items]
Risk percentage	48.00%	100.00%	31.00%	91.00%
Accounts Receivable [Member]
Concentrations [Line Items]
Risk percentage			72.00%		92.00%